Consolidated Statements of Operations - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total Revenue		$ 110.9	$ 68.5	$ 213.1	$ 123.1
Cost of service:
Cost of service	[1]	28.2	10.2	43.0	19.3
Amortization of acquired technology		5.6	7.4	11.2	13.0
Gross profit		77.1	50.9	158.9	90.8
Operating expenses:
Sales and marketing	[1]	59.5	20.5	93.6	38.8
Research and development	[1]	16.4	8.9	26.3	14.1
General and administrative	[1]	18.2	10.1	28.2	16.8
Amortization of other acquired intangibles		4.7	4.6	9.3	8.3
Restructuring and transaction-related expenses		9.5	1.2	12.4	9.0
Total operating expenses		108.3	45.3	169.8	87.0
Income from operations		(31.2)	5.6	(10.9)	3.8
Interest expense, net		25.1	26.9	49.6	50.4
Loss on debt extinguishment		12.7	0.0	14.9	18.2
Other (income) expense, net		0.1	0.0	0.0	0.0
Income (loss) before income taxes		(69.1)	(21.3)	(75.4)	(64.8)
Benefit from income taxes		12.9	1.4	13.3	4.7
Net income (loss)		(56.2)	(19.9)	(62.1)	(60.1)
Less: Net income (loss) attributable to ZoomInfo OpCo prior to the Reorganization Transactions		0.8	(19.9)	(5.1)	(60.1)
Less: Net income (loss) attributable to noncontrolling interests		(36.6)	0.0	(36.6)	0.0
Net income (loss) attributable to ZoomInfo Technologies Inc.		$ (20.4)	$ 0.0	$ (20.4)	$ 0.0
Net income (loss) per share of Class A and Class C common stock:
Basic (in dollars per share)		$ (0.21)		$ (0.21)
Diluted (in dollars per share)		$ (0.22)		$ (0.22)
DiscoverOrg Holdings
Total Revenue						$ 293.3	$ 144.3
Cost of service:
Cost of service						43.6	30.1
Amortization of acquired technology						25.0	7.7
Gross profit						224.7	106.5
Operating expenses:
Sales and marketing						90.2	42.4
Research and development						30.1	6.1
General and administrative						35.1	20.8
Amortization of other acquired intangibles						17.6	7.0
Restructuring and transaction-related expenses						15.6	3.6
Total operating expenses						188.6	79.9
Income from operations						36.1	26.6
Interest expense, net						102.4	58.2
Loss on debt extinguishment						18.2	0.0
Other (income) expense, net						0.0	(0.1)
Income (loss) before income taxes						(84.5)	(31.5)
Benefit from income taxes						6.5	2.9
Net income (loss)						$ (78.0)	$ (28.6)

[1]	Amounts include equity-based compensation expense, as follows:

Cost of service	$15.3	$0.7	$17.0	$1.9
Sales and marketing	32.0	1.4	38.4	4.1
Research and development	8.5	2.6	10.1	2.9
General and administrative	8.7	1.3	10.3	2.7
Total equity-based compensation expense	$64.5	$6.0	$75.8	$11.6